Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, the following table sets forth (i) total compensation paid to Mr. Maserang, our former principal executive officer (“PEO”), and Mr. Moore, our current PEO, for the last four fiscal years presented, as set forth in our Summary Compensation Table (“SCT”), (ii) CAP to our PEO, (iii) average total compensation paid to our other NEOs, excluding Mr. Maserang and Mr. Moore, as set forth in the SCT for such fiscal year, and (iv) average CAP to our other NEOs, in each case as calculated in accordance with Item 402(v) of Regulation S-K, and (v) certain Company performance measures for the periods indicated. Compensation actually paid, or “CAP,” is an amount calculated using methodology prescribed by SEC rules and differs from the compensation actually received by our named executive officers. The Compensation Committee does not utilize CAP as a basis for making compensation decisions. We are also permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please refer to the Compensation Discussion & Analysis.
Pay Versus Performance Table
Year(1)	Summary Compensation Table Total for PEO (former)	Summary Compensation Table Total for PEO (current)	Compensation Actually Paid to PEO (former)(2)(3) ($)	Compensation Actually Paid to PEO (current)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on TSR ($)	Net Income (GAAP)(4) ($)
(a)	(b)		(c)		(d)	(e)	(f)	(g)
2024	1,251,899	1,945,920	425,268	1,882,628	613,975	634,881	36.51	(3,875)
2023	2,214,740	—	201,865	—	700,306	307,900	37.74	(79,180)
2022	3,292,209	—	(1,451,470)	—	915,235	365,754	63.90	(16,255)

(1)
The NEOs included in the above table for each covered fiscal year are as follows:

Year	1st PEO	2nd PEO	Non-PEO NEOs
2024	D. Deverl Maserang II	John E. Moore III	Jared G. Vitemb and Tom Bauer
2023	D. Deverl Maserang II	N/A	Scott R. Drake, Amber D. Jefferson, Ruben E. Inofuentes, Maurice S.J. Moragne and Jared G. Vitemb
2022	D. Deverl Maserang II	N/A	Scott R. Drake, Ruben E. Inofuentes, Maurice S.J. Moragne and Amber D. Jefferson.

(2)
The following table details the applicable adjustments that were made to determine compensation actually paid to our PEO and non-PEO NEOs (on average), calculated in accordance with Item 402(v) of Regulation S-K. To determine CAP, the amounts reported in the “Total” column of the SCT for the applicable year were adjusted as follows:

	2024		2023		2022
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	1,251,899	613,975	2,214,740	700,306	3,292,209	915,235
Less Stock Award Value Reported in SCT for the Covered Year	(1,458,931)	(217,800)	(1,499,994)	(294,996)	(2,006,755)	(368,747)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,230,624	241,200	649,216	103,429	1,056,305	233,293
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	—	(3,278)	(461,188)	(37,495)	(3,177,131)	(305,802)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—	0	0	0	0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(34,521)	784	(700,909)	(52,201)	(132,863)	(81,645)
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	(956,928)	—	0	(111,143)	(483,235)	(26,579)
CAP	425,268	634,881	201,865	307,900	(1,451,470)	365,754
Current CEO — John E. Moore III
	2024
	PEO ($)	Average Non- PEO NEOs ($)
Summary Compensation Table (SCT) Total	1,945,920	613,975
Less Stock Award Value Reported in SCT for the Covered Year	(1,293,916)	(217,800)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,230,624	241,200
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	—	(3,278)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	—	784
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—
CAP	1,882,628	634,881

(3)
The assumptions we used to calculate the values for restricted stock performance and performance share awards included in the calculation of “compensation actually paid” did not differ materially from those used to calculate grant date fair value for such awards.

(4)
Values shown are in thousands.

Named Executive Officers, Footnote
(1)
The NEOs included in the above table for each covered fiscal year are as follows:
Year	1st PEO	2nd PEO	Non-PEO NEOs
2024	D. Deverl Maserang II	John E. Moore III	Jared G. Vitemb and Tom Bauer
2023	D. Deverl Maserang II	N/A	Scott R. Drake, Amber D. Jefferson, Ruben E. Inofuentes, Maurice S.J. Moragne and Jared G. Vitemb
2022	D. Deverl Maserang II	N/A	Scott R. Drake, Ruben E. Inofuentes, Maurice S.J. Moragne and Amber D. Jefferson.

Adjustment To PEO Compensation, Footnote
(2)
The following table details the applicable adjustments that were made to determine compensation actually paid to our PEO and non-PEO NEOs (on average), calculated in accordance with Item 402(v) of Regulation S-K. To determine CAP, the amounts reported in the “Total” column of the SCT for the applicable year were adjusted as follows:

	2024		2023		2022
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	1,251,899	613,975	2,214,740	700,306	3,292,209	915,235
Less Stock Award Value Reported in SCT for the Covered Year	(1,458,931)	(217,800)	(1,499,994)	(294,996)	(2,006,755)	(368,747)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,230,624	241,200	649,216	103,429	1,056,305	233,293
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	—	(3,278)	(461,188)	(37,495)	(3,177,131)	(305,802)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—	0	0	0	0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(34,521)	784	(700,909)	(52,201)	(132,863)	(81,645)
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	(956,928)	—	0	(111,143)	(483,235)	(26,579)
CAP	425,268	634,881	201,865	307,900	(1,451,470)	365,754
Current CEO — John E. Moore III
	2024
	PEO ($)	Average Non- PEO NEOs ($)
Summary Compensation Table (SCT) Total	1,945,920	613,975
Less Stock Award Value Reported in SCT for the Covered Year	(1,293,916)	(217,800)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,230,624	241,200
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	—	(3,278)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	—	784
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—
CAP	1,882,628	634,881

Non-PEO NEO Average Total Compensation Amount	$ 613,975	$ 700,306	$ 915,235
Non-PEO NEO Average Compensation Actually Paid Amount	$ 634,881	307,900	365,754
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table details the applicable adjustments that were made to determine compensation actually paid to our PEO and non-PEO NEOs (on average), calculated in accordance with Item 402(v) of Regulation S-K. To determine CAP, the amounts reported in the “Total” column of the SCT for the applicable year were adjusted as follows:

	2024		2023		2022
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	1,251,899	613,975	2,214,740	700,306	3,292,209	915,235
Less Stock Award Value Reported in SCT for the Covered Year	(1,458,931)	(217,800)	(1,499,994)	(294,996)	(2,006,755)	(368,747)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,230,624	241,200	649,216	103,429	1,056,305	233,293
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	—	(3,278)	(461,188)	(37,495)	(3,177,131)	(305,802)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—	0	0	0	0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(34,521)	784	(700,909)	(52,201)	(132,863)	(81,645)
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	(956,928)	—	0	(111,143)	(483,235)	(26,579)
CAP	425,268	634,881	201,865	307,900	(1,451,470)	365,754
Current CEO — John E. Moore III
	2024
	PEO ($)	Average Non- PEO NEOs ($)
Summary Compensation Table (SCT) Total	1,945,920	613,975
Less Stock Award Value Reported in SCT for the Covered Year	(1,293,916)	(217,800)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	1,230,624	241,200
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	—	(3,278)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	—	784
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—
CAP	1,882,628	634,881

Compensation Actually Paid vs. Total Shareholder Return	The graph below reflects, for each fiscal year presented, the relationship between the compensation actually paid to our PEO and non-PEO NEOs (on average), and the Company’s cumulative indexed TSR:
Compensation Actually Paid vs. Net Income	The graph below reflects, for each fiscal year presented, the relationship between the compensation actually paid to our PEO and our non-PEO NEOs (on average) and the Company’s net income (loss).
Total Shareholder Return Amount	$ 36.51	37.74	63.9
Net Income (Loss)	(3,875,000)	(79,180,000)	(16,255,000)
D. Deverl Maserang II [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,251,899	2,214,740	3,292,209
PEO Actually Paid Compensation Amount	$ 425,268	201,865	(1,451,470)
PEO Name	D. Deverl Maserang II
John E. Moore III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,945,920
PEO Actually Paid Compensation Amount	$ 1,882,628
PEO Name	John E. Moore III
PEO | D. Deverl Maserang II [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,458,931)	(1,499,994)	(2,006,755)
PEO | D. Deverl Maserang II [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,230,624	649,216	1,056,305
PEO | D. Deverl Maserang II [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(461,188)	(3,177,131)
PEO | D. Deverl Maserang II [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | D. Deverl Maserang II [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,521)	(700,909)	(132,863)
PEO | D. Deverl Maserang II [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(956,928)	0	(483,235)
PEO | John E. Moore III [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,293,916)
PEO | John E. Moore III [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,230,624
PEO | John E. Moore III [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John E. Moore III [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John E. Moore III [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John E. Moore III [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(217,800)	(294,996)	(368,747)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	241,200	103,429	233,293
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,278)	(37,495)	(305,802)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	784	(52,201)	(81,645)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (111,143)	$ (26,579)